Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily FTSE Europe Bull 3X Shares (EURL)
(formerly the Direxion Daily European Bull 3X Shares)

Direxion Daily FTSE Europe Bear 3X Shares (EURZ)
(formerly the Direxion Daily European Bear 3X Shares)

Supplement dated January 16, 2014 to the
Prospectus dated February 28, 2013, as last supplemented December 31, 2013

Effective December 31, 2013, the FTSE Developed Europe Index (the "Index") replaced the MSCI Europe Index as the underlying index for the Direxion Daily FTSE Europe Bull 3X Shares (the "Bull Fund") and the Direxion Daily FTSE Europe Bear 3X Shares (the "Bear Fund") (collectively the "Funds"). This Supplement contains additional information regarding the Index, which replaces information regarding the Funds' prior underlying index.

In the summary section of the Funds' Prospectus, on page 159 and page 167 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under "Principal Risks—Effects of Compounding and Market Volatility Risk" is replaced with the following:

The Index's annualized historical volatility rate for the five-year period ended September 30, 2013 is 29.15%. The Index's highest volatility rate for any one calendar year during the five-year period is 45.15% and volatility for a shorter period of time may have been substantially higher. The Index's annualized performance for the five-year period ended September 30, 2013 is 6.35%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For more information, please contact the Funds at (866) 476-7523.
Direxion Daily FTSE Europe Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily FTSE Europe Bull 3X Shares (EURL)
(formerly the Direxion Daily European Bull 3X Shares)

Direxion Daily FTSE Europe Bear 3X Shares (EURZ)
(formerly the Direxion Daily European Bear 3X Shares)

Supplement dated January 16, 2014 to the
Prospectus dated February 28, 2013, as last supplemented December 31, 2013

Effective December 31, 2013, the FTSE Developed Europe Index (the "Index") replaced the MSCI Europe Index as the underlying index for the Direxion Daily FTSE Europe Bull 3X Shares (the "Bull Fund") and the Direxion Daily FTSE Europe Bear 3X Shares (the "Bear Fund") (collectively the "Funds"). This Supplement contains additional information regarding the Index, which replaces information regarding the Funds' prior underlying index.

In the summary section of the Funds' Prospectus, on page 159 and page 167 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under "Principal Risks—Effects of Compounding and Market Volatility Risk" is replaced with the following:

The Index's annualized historical volatility rate for the five-year period ended September 30, 2013 is 29.15%. The Index's highest volatility rate for any one calendar year during the five-year period is 45.15% and volatility for a shorter period of time may have been substantially higher. The Index's annualized performance for the five-year period ended September 30, 2013 is 6.35%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For more information, please contact the Funds at (866) 476-7523.
Direxion Daily FTSE Europe Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily FTSE Europe Bull 3X Shares (EURL)
(formerly the Direxion Daily European Bull 3X Shares)

Direxion Daily FTSE Europe Bear 3X Shares (EURZ)
(formerly the Direxion Daily European Bear 3X Shares)

Supplement dated January 16, 2014 to the
Prospectus dated February 28, 2013, as last supplemented December 31, 2013

Effective December 31, 2013, the FTSE Developed Europe Index (the "Index") replaced the MSCI Europe Index as the underlying index for the Direxion Daily FTSE Europe Bull 3X Shares (the "Bull Fund") and the Direxion Daily FTSE Europe Bear 3X Shares (the "Bear Fund") (collectively the "Funds"). This Supplement contains additional information regarding the Index, which replaces information regarding the Funds' prior underlying index.

In the summary section of the Funds' Prospectus, on page 159 and page 167 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under "Principal Risks—Effects of Compounding and Market Volatility Risk" is replaced with the following:

The Index's annualized historical volatility rate for the five-year period ended September 30, 2013 is 29.15%. The Index's highest volatility rate for any one calendar year during the five-year period is 45.15% and volatility for a shorter period of time may have been substantially higher. The Index's annualized performance for the five-year period ended September 30, 2013 is 6.35%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For more information, please contact the Funds at (866) 476-7523.